SHARE BASED COMPENSATION - Restricted Shares (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based compensation	¥ 9,884,090	¥ 922,868	¥ 4,578,315
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted	354,000
Vested	(35,400)
Unvested as of December 31, 2021	318,600
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted	¥ 86.38
Vested	86.38
Unvested as of December 31, 2021	¥ 86.38
Share-based compensation	¥ 9,884,090	0	¥ 0
Unrecognized compensation expenses	¥ 19,927,748	¥ 0
Weighted-average period	4 years 6 months 29 days	0 years